Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in level 3 assets
Financial assets at beginning of period	£ 165,969
Financial assets at end of period	150,538	£ 165,969
Level 3
Movement in level 3 assets
Financial assets at beginning of period	1,682	1,961
Amounts recorded in the income statement	(141)	(127)
Amount recorded in the statement of comprehensive income	5	13
Level 3 transfers in	42	64
Level 3 transfers out	(56)	(263)
Purchases/Originations	393	382
Settlements/Other decreases	(128)	(89)
Sales	(547)	(250)
Foreign exchange and other adjustments	3	(9)
Financial assets at end of period	1,253	1,682
Amounts recorded in the income statement in respect of balances held at period end - unrealised		96
Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	630	823
Amounts recorded in the income statement	(145)	(122)
Level 3 transfers in	42	7
Level 3 transfers out	(41)	(3)
Purchases/Originations	124	147
Settlements/Other decreases	(39)	(44)
Sales	(100)	(178)
Foreign exchange and other adjustments	1
Financial assets at end of period	472	630
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(12)	83
Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	278	223
Amounts recorded in the income statement	(3)	(17)
Level 3 transfers in		1
Level 3 transfers out		(19)
Purchases/Originations	105	118
Settlements/Other decreases	(89)	(27)
Sales	(197)
Foreign exchange and other adjustments	2	(1)
Financial assets at end of period	96	278
Amounts recorded in the income statement in respect of balances held at period end - unrealised	12	1
Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	774	915
Amounts recorded in the income statement	7	12
Amount recorded in the statement of comprehensive income	5	13
Level 3 transfers in		56
Level 3 transfers out	(15)	(241)
Purchases/Originations	164	117
Settlements/Other decreases		(18)
Sales	(250)	(72)
Foreign exchange and other adjustments		(8)
Financial assets at end of period	685	774
Amounts recorded in the income statement in respect of balances held at period end - unrealised	4	£ 12
Level 3 | Financial assets
Movement in level 3 assets
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 4